UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: July 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Reaves Utilities and Energy Infrastructure Fund
A series of The Advisors’ Inner Circle Fund II

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ALPHABET INC.
Security ID: 02079K305 Ticker: GOOGL
Meeting Date: 19-Jun-19 Meeting Type: Annual
1.1	Director: Larry Page	Management	For	Voted - For
1.2	Director: Sergey Brin	Management	For	Voted - For
1.3	Director: John L. Hennessy	Management	For	Voted - For
1.4	Director: L. John Doerr	Management	For	Voted - For
1.5	Director: Roger W. Ferguson, Jr.	Management	For	Voted - For
1.6	Director: Ann Mather	Management	For	Voted - For
1.7	Director: Alan R. Mulally	Management	For	Voted - For
1.8	Director: Sundar Pichai	Management	For	Voted - For
1.9	Director: K. Ram Shriram	Management	For	Voted - For
1.10	Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as Alphabet's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
3.	The amendment and restatement of Alphabet's 2012 Stock Plan to increase the share reserve by 3,000,000 shares of Class C capital stock.	Management	For	Voted - For
4.	A stockholder proposal regarding equal shareholder voting, if properly presented at the meeting.	Shareholder	Against	Voted - Against
5.	A stockholder proposal regarding inequitable employment practices, if properly presented at the meeting.	Shareholder	Against	Voted - Against
6.	A stockholder proposal regarding the establishment of a societal risk oversight committee, if properly presented at the meeting.	Shareholder	Against	Voted - Against
7.	A stockholder proposal regarding a report on sexual harassment risk management, if properly presented at the meeting.	Shareholder	Against	Voted - Against
8.	A stockholder proposal regarding majority vote for the election of directors, if properly presented at the meeting.	Shareholder	Against	Voted - Against
9.	A stockholder proposal regarding a report on gender pay, if properly presented at the meeting.	Shareholder	Against	Voted - Against
10.	A stockholder proposal regarding strategic alternatives, if properly presented at the meeting.	Shareholder	Against	Voted - Against
11.	A stockholder proposal regarding the nomination of an employee representative director, if properly presented at the meeting.	Shareholder	Against	Voted - Against
12.	A stockholder proposal regarding simple majority vote, if properly presented at the meeting.	Shareholder	Against	Voted - Against
13.	A stockholder proposal regarding a sustainability metrics report, if properly presented at the meeting.	Shareholder	Against	Voted - Against
14.	A stockholder proposal regarding Google Search in China, if properly presented at the meeting.	Shareholder	Against	Voted - Against
15.	A stockholder proposal regarding a clawback policy, if properly presented at the meeting.	Shareholder	Against	Voted - Against

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

16.	A stockholder proposal regarding a report on content governance, if properly presented at the meeting.	Shareholder	Against	Voted - Against
ALTICE USA, INC.
Security ID: 02156K103 Ticker: ATUS
Meeting Date: 30-Apr-19 Meeting Type: Annual
1a.	Election of Director: Patrick Drahi	Management	For	Voted - For
1b.	Election of Director: Dexter Goei	Management	For	Voted - For
1c.	Election of Director: Dennis Okhuijsen	Management	For	Voted - For
1d.	Election of Director: Raymond Svider	Management	For	Voted - For
1e.	Election of Director: Mark Mullen	Management	For	Voted - For
1f.	Election of Director: Manon Brouillette	Management	For	Voted - For
1g.	Election of Director: Charles Stewart	Management	For	Voted - For
1h.	Election of Director: Gerrit Jan Bakker	Management	For	Voted - For
1i.	Election of Director: David Drahi	Management	For	Voted - For
2.	To ratify the appointment of the Company's Independent Registered Public Accounting Firm for 2019.	Management	For	Voted - For
3.	To approve, on a non-binding advisory basis, the compensation of Altice's named executive officers.	Management	For	Voted - For
4.	To recommend, by non-binding advisory vote, the frequency of executive compensation votes.	Management	3 Years	Voted - 3 Years
AMERICAN WATER WORKS COMPANY, INC.
Security ID: 030420103 Ticker: AWK
Meeting Date: 10-May-19 Meeting Type: Annual
1a.	Election of Director: Jeffrey N. Edwards	Management	For	Voted - For
1b.	Election of Director: Martha Clark Goss	Management	For	Voted - For
1c.	Election of Director: Veronica M. Hagen	Management	For	Voted - For
1d.	Election of Director: Julia L. Johnson	Management	For	Voted - For
1e.	Election of Director: Karl F. Kurz	Management	For	Voted - For
1f.	Election of Director: George MacKenzie	Management	For	Voted - For
1g.	Election of Director: James G. Stavridis	Management	For	Voted - For
1h.	Election of Director: Susan N. Story	Management	For	Voted - For
2.	Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Management	For	Voted - For
3.
Ratification of the appointment, by the Audit, Finance and Risk Committee of the Board of Directors, of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2019.
		Management	For	Voted - For
4.	Shareholder proposal on political contributions as described in the proxy statement.	Shareholder	Against	Voted - Against
5.	Shareholder proposal on lobbying expenditures as described in the proxy statement.	Shareholder	Against	Voted - Against

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ATMOS ENERGY CORPORATION
Security ID: 049560105 Ticker: ATO
Meeting Date: 06-Feb-19 Meeting Type: Annual
1a.	Election of Director: Robert W. Best	Management	For	Voted - For
1b.	Election of Director: Kim R. Cocklin	Management	For	Voted - For
1c.	Election of Director: Kelly H. Compton	Management	For	Voted - For
1d.	Election of Director: Sean Donohue	Management	For	Voted - For
1e.	Election of Director: Rafael G. Garza	Management	For	Voted - For
1f.	Election of Director: Richard K. Gordon	Management	For	Voted - For
1g.	Election of Director: Robert C. Grable	Management	For	Voted - For
1h.	Election of Director: Michael E. Haefner	Management	For	Voted - For
1i.	Election of Director: Nancy K. Quinn	Management	For	Voted - For
1j.	Election of Director: Richard A. Sampson	Management	For	Voted - For
1k.	Election of Director: Stephen R. Springer	Management	For	Voted - For
1l.	Election of Director: Diana J. Walters	Management	For	Voted - For
1m.	Election of Director: Richard Ware II	Management	For	Voted - For
2.	Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal 2019.	Management	For	Voted - For
3.	Proposal for an advisory vote by shareholders to approve the compensation of the Company's named executive officers for fiscal 2018 ("Say-on-Pay").	Management	For	Voted - For
4.	Shareholder proposal regarding preparation of report on methane emissions.	Shareholder	Against	Voted - Against
CANADIAN NATIONAL RAILWAY COMPANY
Security ID: 136375102 Ticker: CNI
Meeting Date: 30-Apr-19 Meeting Type: Annual
1.1	Director: Shauneen Bruder	Management	For	Voted - For
1.2	Director: Donald J. Carty	Management	For	Voted - For
1.3	Director: Amb. Gordon D. Giffin	Management	For	Voted - For
1.4	Director: Julie Godin	Management	For	Voted - For
1.5	Director: Edith E. Holiday	Management	For	Voted - For
1.6	Director: V.M. Kempston Darkes	Management	For	Voted - For
1.7	Director: The Hon. Denis Losier	Management	For	Voted - For
1.8	Director: The Hon. Kevin G. Lynch	Management	For	Voted - For
1.9	Director: James E. O'Connor	Management	For	Voted - For
1.10	Director: Robert Pace	Management	For	Voted - For
1.11	Director: Robert L. Phillips	Management	For	Voted - For
1.12	Director: Jean-Jacques Ruest	Management	For	Voted - For
1.13	Director: Laura Stein	Management	For	Voted - For
2	Appointment of KPMG LLP as Auditors.	Management	For	Voted - For
3
Non-binding advisory resolution to accept the approach to executive compensation disclosed in the Management Information Circular, the full text of which resolution is set out on p. 9 of the Management Information Circular.
		Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CHARTER COMMUNICATIONS, INC.
Security ID: 16119P108 Ticker: CHTR
Meeting Date: 23-Apr-19 Meeting Type: Annual
1a.	Election of Director: W. Lance Conn	Management	For	Voted - For
1b.	Election of Director: Kim C. Goodman	Management	For	Voted - For
1c.	Election of Director: Craig A. Jacobson	Management	For	Voted - For
1d.	Election of Director: Gregory B. Maffei	Management	For	Voted - For
1e.	Election of Director: John D. Markley, Jr.	Management	For	Voted - For
1f.	Election of Director: David C. Merritt	Management	For	Voted - For
1g.	Election of Director: James E. Meyer	Management	For	Voted - For
1h.	Election of Director: Steven A. Miron	Management	For	Voted - For
1i.	Election of Director: Balan Nair	Management	For	Voted - For
1j.	Election of Director: Michael A. Newhouse	Management	For	Voted - For
1k.	Election of Director: Mauricio Ramos	Management	For	Voted - For
1l.	Election of Director: Thomas M. Rutledge	Management	For	Voted - For
1m.	Election of Director: Eric L. Zinterhofer	Management	For	Voted - For
2.	Proposal to approve the Charter Communications, Inc. 2019 Stock Incentive Plan	Management	For	Voted - For
3.	The ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ended December 31, 2019	Management	For	Voted - For
4.	Stockholder proposal regarding proxy access	Shareholder	Against	Voted - Against
5.	Stockholder proposal regarding sustainability reporting	Shareholder	Against	Voted - Against
CHEVRON CORPORATION
Security ID: 166764100 Ticker: CVX
Meeting Date: 29-May-19 Meeting Type: Annual
1a.	Election of Director: W. M. Austin	Management	For	Voted - For
1b.	Election of Director: J. B. Frank	Management	For	Voted - For
1c.	Election of Director: A. P. Gast	Management	For	Voted - For
1d.	Election of Director: E. Hernandez, Jr.	Management	For	Voted - For
1e.	Election of Director: C. W. Moorman IV	Management	For	Voted - For
1f.	Election of Director: D. F. Moyo	Management	For	Voted - For
1g.	Election of Director: D. Reed-Klages	Management	For	Voted - For
1h.	Election of Director: R. D. Sugar	Management	For	Voted - For
1i.	Election of Director: I. G. Thulin	Management	For	Voted - For
1j.	Election of Director: D. J. Umpleby III	Management	For	Voted - For
1k.	Election of Director: M. K. Wirth	Management	For	Voted - For
2.	Ratification of Appointment of PwC as Independent Registered Public Accounting Firm	Management	For	Voted - For
3.	Advisory Vote to Approve Named Executive Officer Compensation	Management	For	Voted - Against
4.	Report on Human Right to Water	Shareholder	Against	Voted - Against
5.	Report on Reducing Carbon Footprint	Shareholder	Against	Voted - For
6.	Create a Board Committee on Climate Change	Shareholder	Against	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

7.	Adopt Policy for an Independent Chairman	Shareholder	Against	Voted - For
8.	Set Special Meeting Threshold at 10%	Shareholder	Against	Voted - Against
CORESITE REALTY CORPORATION
Security ID: 21870Q105 Ticker: COR
Meeting Date: 16-May-19 Meeting Type: Annual
1.1	Director: Robert G. Stuckey	Management	For	Voted - For
1.2	Director: Paul E. Szurek	Management	For	Voted - For
1.3	Director: James A. Attwood, Jr.	Management	For	Voted - For
1.4	Director: Jean A. Bua	Management	For	Voted - For
1.5	Director: Kelly C. Chambliss	Management	For	Voted - For
1.6	Director: Michael R. Koehler	Management	For	Voted - For
1.7	Director: J. David Thompson	Management	For	Voted - For
1.8	Director: David A. Wilson	Management	For	Voted - For
2.	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
3.	The advisory vote to approve the compensation of our named executive officers.	Management	For	Voted - For
CROWN CASTLE INTERNATIONAL CORP
Security ID: 22822V101 Ticker: CCI
Meeting Date: 16-May-19 Meeting Type: Annual
1a.	Election of Director: P. Robert Bartolo	Management	For	Voted - For
1b.	Election of Director: Jay A. Brown	Management	For	Voted - For
1c.	Election of Director: Cindy Christy	Management	For	Voted - For
1d.	Election of Director: Ari Q. Fitzgerald	Management	For	Voted - For
1e.	Election of Director: Robert E. Garrison II	Management	For	Voted - For
1f.	Election of Director: Andrea J. Goldsmith	Management	For	Voted - For
1g.	Election of Director: Lee W. Hogan	Management	For	Voted - For
1h.	Election of Director: Edward C. Hutcheson, Jr.	Management	For	Voted - For
1i.	Election of Director: J. Landis Martin	Management	For	Voted - For
1j.	Election of Director: Robert F. McKenzie	Management	For	Voted - For
1k.	Election of Director: Anthony J. Melone	Management	For	Voted - For
1l.	Election of Director: W. Benjamin Moreland	Management	For	Voted - For
2.	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2019.	Management	For	Voted - For
3.	The non-binding, advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

DELTA AIR LINES, INC.
Security ID: 247361702 Ticker: DAL
Meeting Date: 20-Jun-19 Meeting Type: Annual
1a.	Election of Director: Edward H. Bastian	Management	For	Voted - For
1b.	Election of Director: Francis S. Blake	Management	For	Voted - For
1c.	Election of Director: Daniel A. Carp	Management	For	Voted - For
1d.	Election of Director: Ashton B. Carter	Management	For	Voted - For
1e.	Election of Director: David G. DeWalt	Management	For	Voted - For
1f.	Election of Director: William H. Easter III	Management	For	Voted - For
1g.	Election of Director: Christopher A. Hazleton	Management	For	Voted - For
1h.	Election of Director: Michael P. Huerta	Management	For	Voted - For
1i.	Election of Director: Jeanne P. Jackson	Management	For	Voted - For
1j.	Election of Director: George N. Mattson	Management	For	Voted - For
1k.	Election of Director: Sergio A.L. Rial	Management	For	Voted - For
1l.	Election of Director: Kathy N. Waller	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation of Delta's named executive officers.	Management	For	Voted - Against
3.	To ratify the appointment of Ernst & Young LLP as Delta's independent auditors for the year ending December 31, 2019.	Management	For	Voted - For
4.	A stockholder proposal related to the right to act by written consent.	Shareholder	Against	Voted - Against
DTE ENERGY COMPANY
Security ID: 233331107 Ticker: DTE
Meeting Date: 09-May-19 Meeting Type: Annual
1.1	Director: Gerard M. Anderson	Management	For	Voted - For
1.2	Director: David A. Brandon	Management	For	Voted - For
1.3	Director: W. Frank Fountain, Jr.	Management	For	Voted - For
1.4	Director: Charles G. McClure, Jr.	Management	For	Voted - For
1.5	Director: Gail J. McGovern	Management	For	Voted - For
1.6	Director: Mark A. Murray	Management	For	Voted - For
1.7	Director: Ruth G. Shaw	Management	For	Voted - For
1.8	Director: Robert C. Skaggs, Jr.	Management	For	Voted - For
1.9	Director: David A. Thomas	Management	For	Voted - For
1.10	Director: James H. Vandenberghe	Management	For	Voted - For
1.11	Director: Valerie M. Williams	Management	For	Voted - For
2.	Ratify the appointment of PricewaterhouseCoopers LLP as our independent auditors.	Management	For	Voted - For
3.	Provide a nonbinding vote to approve the Company's executive compensation.	Management	For	Voted - For
4.	Vote on a shareholder proposal to require an independent board chairman.	Shareholder	Against	Voted - Against
5.	Vote on a shareholder proposal to require additional disclosure of political contributions.	Shareholder	Against	Voted - Against

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

EOG RESOURCES, INC.
Security ID: 26875P101 Ticker: EOG
Meeting Date: 29-Apr-19 Meeting Type: Annual
1a.	Election of Director: Janet F. Clark	Management	For	Voted - For
1b.	Election of Director: Charles R. Crisp	Management	For	Voted - For
1c.	Election of Director: Robert P. Daniels	Management	For	Voted - For
1d.	Election of Director: James C. Day	Management	For	Voted - For
1e.	Election of Director: C. Christopher Gaut	Management	For	Voted - For
1f.	Election of Director: Julie J. Robertson	Management	For	Voted - For
1g.	Election of Director: Donald F. Textor	Management	For	Voted - For
1h.	Election of Director: William R. Thomas	Management	For	Voted - For
2.
To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the Company for the year ending December 31, 2019.
		Management	For	Voted - For
3.	To approve, by non-binding vote, the compensation of the Company's named executive officers.	Management	For	Voted - For
EQUINIX, INC.
Security ID: 29444U700 Ticker: EQIX
Meeting Date: 30-May-19 Meeting Type: Annual
1.1	Director: Thomas Bartlett	Management	For	Voted - For
1.2	Director: Nanci Caldwell	Management	For	Voted - For
1.3	Director: Gary Hromadko	Management	For	Voted - For
1.4	Director: Scott Kriens	Management	For	Voted - For
1.5	Director: William Luby	Management	For	Voted - For
1.6	Director: Irving Lyons, III	Management	For	Voted - For
1.7	Director: Charles Meyers	Management	For	Voted - For
1.8	Director: Christopher Paisley	Management	For	Voted - For
1.9	Director: Peter Van Camp	Management	For	Voted - For
2.	To approve, by a non-binding advisory vote, the compensation of Equinix's named executive officers.	Management	For	Voted - For
3.	To approve the Equinix French Sub-plan under Equinix's 2000 Equity Incentive Plan.	Management	For	Voted - For
4.	To ratify the appointment of PricewaterhouseCoopers LLP as Equinix's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	Voted - For
5.	Stockholder proposal related to political contributions.	Shareholder	Against	Voted - Against

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

EVERSOURCE ENERGY
Security ID: 30040W108 Ticker: ES
Meeting Date: 01-May-19 Meeting Type: Annual
1a.	Election of Trustee: Cotton M. Cleveland	Management	For	Voted - For
1b.	Election of Trustee: Sanford Cloud, Jr.	Management	For	Voted - For
1c.	Election of Trustee: James S. DiStasio	Management	For	Voted - For
1d.	Election of Trustee: Francis A. Doyle	Management	For	Voted - For
1e.	Election of Trustee: Linda Dorcena Forry	Management	For	Voted - For
1f.	Election of Trustee: James J. Judge	Management	For	Voted - For
1g.	Election of Trustee: John Y. Kim	Management	For	Voted - For
1h.	Election of Trustee: Kenneth R. Leibler	Management	For	Voted - For
1i.	Election of Trustee: William C. Van Faasen	Management	For	Voted - For
1j.	Election of Trustee: Frederica M. Williams	Management	For	Voted - For
2.	Consider an advisory proposal approving the compensation of our Named Executive Officers.	Management	For	Voted - For
3.	Ratify the selection of Deloitte & Touche LLP as the independent registered public accounting firm for 2019.	Management	For	Voted - For
KANSAS CITY SOUTHERN
Security ID: 485170302 Ticker: KSU
Meeting Date: 17-May-19 Meeting Type: Annual
1.1	Election of Director: Lydia I. Beebe	Management	For	Voted - For
1.2	Election of Director: Lu M. Córdova	Management	For	Voted - For
1.3	Election of Director: Robert J. Druten	Management	For	Voted - For
1.4	Election of Director: Antonio O. Garza, Jr.	Management	For	Voted - For
1.5	Election of Director: David Garza-Santos	Management	For	Voted - For
1.6	Election of Director: Mitchell J. Krebs	Management	For	Voted - For
1.7	Election of Director: Henry J. Maier	Management	For	Voted - For
1.8	Election of Director: Thomas A. McDonnell	Management	For	Voted - For
1.9	Election of Director: Patrick J. Ottensmeyer	Management	For	Voted - For
2.	Ratification of the Audit Committee's selection of PricewaterhouseCoopers LLP as our independent public accounting firm for 2019.	Management	For	Voted - For
3.	An advisory vote to approve the 2018 compensation of our named executive officers.	Management	For	Voted - For
4.
A Company proposal to approve an amendment to the Company's Amended and Restated Certificate of Incorporation to reduce the threshold stock ownership requirement for stockholders to call a special meeting.
		Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MARATHON PETROLEUM CORPORATION
Security ID: 56585A102 Ticker: MPC
Meeting Date: 24-Sep-18 Meeting Type: Special
1.
To approve the issuance of shares of MPC common stock in connection with the merger as contemplated by the Agreement and Plan of Merger, dated as of April 29, 2018, among Andeavor, MPC, Mahi Inc. and Mahi LLC, as such agreement may be amended from time to time.
		Management	For	Voted - For
2.	To approve an amendment to the company's Restated Certificate of Incorporation, as amended, to increase the number of authorized shares of MPC common stock from one billion to two billion.	Management	For	Voted - For
3.	To approve an amendment to the company's Restated Certificate of Incorporation, as amended, to increase the maximum number of directors authorized to serve on the MPC board of directors from 12 to 14.	Management	For	Voted - For
4.
To adjourn the special meeting, if reasonably necessary, to provide stockholders with any required supplement or amendment to the joint proxy statement/prospectus or to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve Proposal 1.
		Management	For	Voted - For
Meeting Date: 24-Apr-19 Meeting Type: Annual
1a.	Election of Class II Director: Evan Bayh	Management	For	Voted - Against
1b.	Election of Class II Director: Charles E. Bunch	Management	For	Voted - For
1c.	Election of Class II Director: Edward G. Galante	Management	For	Voted - For
1d.	Election of Class II Director: Kim K.W. Rucker	Management	For	Voted - For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent auditor for 2019.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the company's named executive officer compensation.	Management	For	Voted - Against
4.	Shareholder proposal seeking a shareholder right to action by written consent.	Shareholder	Against	Voted - For
5.	Shareholder proposal seeking an independent chairman policy.	Shareholder	Against	Voted - For
NEXTERA ENERGY PARTNERS, LP
Security ID: 65341B106 Ticker: NEP
Meeting Date: 22-Apr-19 Meeting Type: Annual
1a.	Election of Director: Susan D. Austin	Management	For	Voted - For
1b.	Election of Director: Robert J. Byrne	Management	For	Voted - For
1c.	Election of Director: Peter H. Kind	Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1d.	Election of Director: James L. Robo	Management	For	Voted - For
2.	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy Partners' independent registered public accounting firm for 2019	Management	For	Voted - For
3.	Approval, by non-binding advisory vote, of NextEra Energy Partners' compensation of its named executive officers as disclosed in the proxy statement	Management	For	Voted - For
NEXTERA ENERGY, INC.
Security ID: 65339F101 Ticker: NEE
Meeting Date: 23-May-19 Meeting Type: Annual
1a.	Election of Director: Sherry S. Barrat	Management	For	Voted - For
1b.	Election of Director: James L. Camaren	Management	For	Voted - For
1c.	Election of Director: Kenneth B. Dunn	Management	For	Voted - For
1d.	Election of Director: Naren K. Gursahaney	Management	For	Voted - For
1e.	Election of Director: Kirk S. Hachigian	Management	For	Voted - For
1f.	Election of Director: Toni Jennings	Management	For	Voted - For
1g.	Election of Director: Amy B. Lane	Management	For	Voted - For
1h.	Election of Director: James L. Robo	Management	For	Voted - For
1i.	Election of Director: Rudy E. Schupp	Management	For	Voted - For
1j.	Election of Director: John L. Skolds	Management	For	Voted - For
1k.	Election of Director: William H. Swanson	Management	For	Voted - For
1l.	Election of Director: Hansel E. Tookes, II	Management	For	Voted - For
1m.	Election of Director: Darryl L. Wilson	Management	For	Voted - For
2.	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2019	Management	For	Voted - For
3.	Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement	Management	For	Voted - For
4.
A proposal by the Comptroller of the State of New York, Thomas P. DiNapoli, entitled "Political Contributions Disclosure" to request semiannual reports disclosing political contribution policies and expenditures
		Shareholder	Against	Voted - Against
NISOURCE INC.
Security ID: 65473P105 Ticker: NI
Meeting Date: 07-May-19 Meeting Type: Annual
1a.	Election of Director: Peter A. Altabef	Management	For	Voted - For
1b.	Election of Director: Theodore H. Bunting, Jr.	Management	For	Voted - For
1c.	Election of Director: Eric L. Butler	Management	For	Voted - For
1d.	Election of Director: Aristides S. Candris	Management	For	Voted - For
1e.	Election of Director: Wayne S. DeVeydt	Management	For	Voted - For
1f.	Election of Director: Joseph Hamrock	Management	For	Voted - For
1g.	Election of Director: Deborah A. Henretta	Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1h.	Election of Director: Michael E. Jesanis	Management	For	Voted - For
1i.	Election of Director: Kevin T. Kabat	Management	For	Voted - For
1j.	Election of Director: Carolyn Y. Woo	Management	For	Voted - For
2.	To approve named executive officer compensation on an advisory basis.	Management	For	Voted - For
3.	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2019.	Management	For	Voted - For
4.	To approve an amendment to the Company's Amended and Restated Certificate of Incorporation ("Certificate of Incorporation") to increase the number of authorized shares of common stock.	Management	For	Voted - For
5.	To approve an amendment to the Certificate of Incorporation to eliminate the requirement of "cause" for removal of directors.	Management	For	Voted - For
6.	To approve the Company's Amended and Restated Employee Stock Purchase Plan to increase the number of shares available under the plan.	Management	For	Voted - For
7.	To consider a stockholder proposal reducing the threshold stock ownership requirement for stockholders to call a special stockholder meeting from 25% to 10%.	Shareholder	Against	Voted - Against
ONEOK, INC.
Security ID: 682680103 Ticker: OKE
Meeting Date: 22-May-19 Meeting Type: Annual
1A.	Election of director: Brian L. Derksen	Management	For	Voted - For
1B.	Election of director: Julie H. Edwards	Management	For	Voted - For
1C.	Election of director: John W. Gibson	Management	For	Voted - For
1D.	Election of director: Mark W. Helderman	Management	For	Voted - For
1E.	Election of director: Randall J. Larson	Management	For	Voted - For
1F.	Election of director: Steven J. Malcolm	Management	For	Voted - For
1G.	Election of director: Jim W. Mogg	Management	For	Voted - For
1H.	Election of director: Pattye L. Moore	Management	For	Voted - For
1I.	Election of director: Gary D. Parker	Management	For	Voted - For
1J.	Election of director: Eduardo A. Rodriguez	Management	For	Voted - For
1k.	Election of director: Terry K. Spencer	Management	For	Voted - For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2019.	Management	For	Voted - For
3.	An advisory vote to approve ONEOK, Inc.'s executive compensation.	Management	For	Voted - For
PIONEER NATURAL RESOURCES COMPANY
Security ID: 723787107 Ticker: PXD
Meeting Date: 16-May-19 Meeting Type: Annual
1a.	Election of Director: Edison C. Buchanan	Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1b.	Election of Director: Andrew F. Cates	Management	For	Voted - For
1c.	Election of Director: Phillip A. Gobe	Management	For	Voted - For
1d.	Election of Director: Larry R. Grillot	Management	For	Voted - For
1e.	Election of Director: Stacy P. Methvin	Management	For	Voted - For
1f.	Election of Director: Royce W. Mitchell	Management	For	Voted - For
1g.	Election of Director: Frank A. Risch	Management	For	Voted - For
1h.	Election of Director: Scott D. Sheffield	Management	For	Voted - For
1i.	Election of Director: Mona K. Sutphen	Management	For	Voted - For
1j.	Election of Director: J. Kenneth Thompson	Management	For	Voted - For
1k.	Election of Director: Phoebe A. Wood	Management	For	Voted - For
1l.	Election of Director: Michael D. Wortley	Management	For	Voted - For
2.	Ratification of selection of ernst & young llp as the company's independent registered public accounting firm for 2019	Management	For	Voted - For
3.	Advisory vote to approve named executive officer compensation	Management	For	Voted - Against
SBA COMMUNICATIONS CORPORATION
Security ID: 78410G104 Ticker: SBAC
Meeting Date: 16-May-19 Meeting Type: Annual
1.1	Election of Director for a three-year term: Kevin L. Beebe	Management	For	Voted - For
1.2	Election of Director for a three-year term: Jack Langer	Management	For	Voted - For
1.3	Election of Director for a three-year term: Jeffrey A. Stoops	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young LLP as SBA's independent registered public accounting firm for the 2019 fiscal year.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the compensation of SBA's named executive officers.	Management	For	Voted - For
SEMPRA ENERGY
Security ID: 816851109 Ticker: SRE
Meeting Date: 09-May-19 Meeting Type: Annual
1A.	Election of Director: Alan L. Boeckmann	Management	For	Voted - For
1B.	Election of Director: Kathleen L. Brown	Management	For	Voted - For
1C.	Election of Director: Andrés Conesa	Management	For	Voted - For
1D.	Election of Director: Maria Contreras-Sweet	Management	For	Voted - For
1E.	Election of Director: Pablo A. Ferrero	Management	For	Voted - For
1F.	Election of Director: William D. Jones	Management	For	Voted - For
1G.	Election of Director: Jeffrey W. Martin	Management	For	Voted - For
1H.	Election of Director: Michael N. Mears	Management	For	Voted - For
1I.	Election of Director: William C. Rusnack	Management	For	Voted - For
1J.	Election of Director: Lynn Schenk	Management	For	Voted - For
1K.	Election of Director: Jack T. Taylor	Management	For	Voted - For
1L.	Election of Director: Cynthia L. Walker	Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1M.	Election of Director: James C. Yardley	Management	For	Voted - For
2.	Ratification of Independent Registered Public Accounting Firm.	Management	For	Voted - For
3.	Advisory Approval of Our Executive Compensation.	Management	For	Voted - For
4.	Approval of Our 2019 Long-Term Incentive Plan.	Management	For	Voted - For
5.	Shareholder Proposal Requiring an Independent Board Chairman.	Shareholder	Against	Voted - Against
SOUTH JERSEY INDUSTRIES, INC.
Security ID: 838518108 Ticker: SJI
Meeting Date: 26-Apr-19 Meeting Type: Annual
1a.	Election of Director term expiring 2020: Sarah M. Barpoulis	Management	For	Voted - For
1b.	Election of Director term expiring 2020: Thomas A. Bracken	Management	For	Voted - For
1c.	Election of Director term expiring 2020: Keith S. Campbell	Management	For	Voted - For
1d.	Election of Director term expiring 2020: Victor A. Fortkiewicz	Management	For	Voted - For
1e.	Election of Director term expiring 2020: Sheila Hartnett- Devlin, CFA	Management	For	Voted - For
1f.	Election of Director term expiring 2020: Walter M. Higgins III	Management	For	Voted - For
1g.	Election of Director term expiring 2020: Sunita Holzer	Management	For	Voted - For
1h.	Election of Director term expiring 2020: Michael J. Renna	Management	For	Voted - For
1i.	Election of Director term expiring 2020: Joseph M. Rigby	Management	For	Voted - For
1j.	Election of Director term expiring 2020: Frank L. Sims	Management	For	Voted - For
2.	Approval, on an advisory basis, of executive compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2019.	Management	For	Voted - For
T-MOBILE US, INC.
Security ID: 872590104 Ticker: TMUS
Meeting Date: 13-Jun-19 Meeting Type: Annual
1.1	Director: Srikant M. Datar	Management	For	Voted - For
1.2	Director: Srini Gopalan	Management	For	Voted - For
1.3	Director: Lawrence H. Guffey	Management	For	Voted - For
1.4	Director: Timotheus Höttges	Management	For	Voted - For
1.5	Director: Christian P. Illek	Management	For	Voted - For
1.6	Director: Bruno Jacobfeuerborn	Management	For	Voted - For
1.7	Director: Raphael Kübler	Management	For	Voted - For

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.8	Director: Thorsten Langheim	Management	For	Voted - For
1.9	Director: John J. Legere	Management	For	Voted - For
1.10	Director: G. Michael Sievert	Management	For	Voted - For
1.11	Director: Teresa A. Taylor	Management	For	Voted - For
1.12	Director: Kelvin R. Westbrook	Management	For	Voted - For
2.	Ratification of the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for Fiscal Year 2019.	Management	For	Voted - For
3.	Stockholder Proposal for Limitations on Accelerated Vesting of Equity Awards in the Event of a Change of Control.	Shareholder	Against	Voted - Against
TRANSCANADA CORPORATION
Security ID: 89353D107 Ticker: TRP
Meeting Date: 03-May-19 Meeting Type: Annual And Special Meeting
1.1	Director: Stéphan Crétier	Management	For	Voted - For
1.2	Director: Russell K. Girling	Management	For	Voted - For
1.3	Director: S. Barry Jackson	Management	For	Voted - For
1.4	Director: Randy Limbacher	Management	For	Voted - For
1.5	Director: John E. Lowe	Management	For	Voted - For
1.6	Director: Una Power	Management	For	Voted - For
1.7	Director: Mary Pat Salomone	Management	For	Voted - For
1.8	Director: Indira V. Samarasekera	Management	For	Voted - For
1.9	Director: D. Michael G. Stewart	Management	For	Voted - For
1.10	Director: Siim A. Vanaselja	Management	For	Voted - For
1.11	Director: Thierry Vandal	Management	For	Voted - For
1.12	Director: Steven W. Williams	Management	For	Voted - For
2	Resolution to appoint kpmg llp, chartered professional accountants as auditors and authorize the directors to fix their remuneration.	Management	For	Voted - For
3	Resolution to accept transcanada's approach to executive compensation, as described in the management information circular.	Management	For	Voted - For
4
Special resolution, as described in the management information circular, to approve an amendment to the articles of transcanada, changing the corporation's name to: tc energy corporation corporation tc énergie
		Management	For	Voted - For
5	Resolution to continue and approve minor amendments to the amended and restated shareholder rights plan, as described in the management information circular.	Management	For	Voted - For
6	Resolution to consider the shareholder proposal about indigenous relations disclosure, as set forth in schedule a of the management information circular.	Shareholder	Against	Voted - Against

Reaves Utilities and Energy Infrastructure Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ZAYO GROUP HOLDINGS INC
Security ID: 98919V105 Ticker: ZAYO
Meeting Date: 06-Nov-18 Meeting Type: Annual
1.1	Director: Dan Caruso	Management	For	Voted - For
1.2	Director: Don Gips	Management	For	Voted - For
1.3	Director: Scott Drake	Management	For	Voted - For
2.	Ratification of KPMG LLP as the independent registered public accounting firm of the Company for its fiscal year ending June 30, 2019.	Management	For	Voted - For
3.	Approve, on an advisory basis, executive compensation as disclosed in the proxy statement.	Management	For	Voted - For
4.
Approve the adoption of an amendment to the Company's Amended and Restated Certificate of Incorporation (the "Current Certificate") to phase out and eventually eliminate the classified structure of the Company's Board of Directors.
		Management	For	Voted - For
5.
Approve the adoption of an amendment to the Current Certificate to eliminate the supermajority voting requirement for amendments to the Current Certificate and for stockholder amendments to the Company's Amended and Restated Bylaws (the "Current Bylaws").
		Management	For	Voted - For
6.
Approve the adoption of an amendment to the Current Certificate to impose certain stock ownership limitations and transfer restrictions in connection with the Company's previously announced plan to consider conversion to a real estate investment trust.
		Management	For	Voted - For
7.	Approve the adoption of an amendment to the Current Bylaws to eliminate the supermajority voting requirement for stockholder amendments to the Current Bylaws.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 29, 2019